Supplement to the currently effective STATEMENTs OF ADDITIONAL INFORMATION

DWS Intermediate Tax-Free Fund

Patrick Gallagher has been added as a portfolio manager of the fund and, together with Matthew J. Caggiano and Chad H. Farrington, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Intermediate Tax-Free Fund under the “Part I: Appendix I-D – Portfolio Management” section of the fund’s Statements of Additional Information. The information for Patrick Gallagher is provided as of October 31, 2021 and the information for Matthew J. Caggiano and Chad H. Farrington is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Matthew J. Caggiano	$10,001 - $50,000	$100,001 - $500,000
Chad H. Farrington	$0	$100,001 - $500,000
Patrick Gallagher	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Matthew J. Caggiano	4	$5,027,726,391	0	$0
Chad H. Farrington	3	$4,955,373,904	0	$0
Patrick Gallagher	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Matthew J. Caggiano	0	$0	0	$0
Chad H. Farrington	0	$0	0	$0
Patrick Gallagher	0	$0	0	$0

January 11, 2022
SAISTKR21-33

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Matthew J. Caggiano	5	$2,403,609,620	0	$0
Chad H. Farrington	0	$0	0	$0
Patrick Gallagher	9	$2,617,493,720	0	$0

Please Retain This Supplement for Future Reference

January 11, 2022
SAISTKR21-33